New Accounting Standards	12 Months Ended
Dec. 31, 2015
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
New Accounting Standards
Standards Implemented
In November 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2015-17, Income Taxes, Balance Sheet Classification of Deferred Taxes. ASU 2015-17 simplifies the presentation of deferred taxes by requiring all deferred tax assets and liabilities to be classified as noncurrent on the balance sheet. We elected to early adopt ASU 2015-17 in the fourth quarter of 2015 on a prospective basis. This did not have an impact on our consolidated financial statements, other than balance sheet presentation as of December 31, 2015, as prior periods were not retrospectively adjusted.
In April 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2015-03, Interest-Imputation of Interest: Simplifying the Presentation of Debt Issuance Costs, which requires that debt issuance costs to be presented in the balance sheet as a direct reduction from the associated debt liability rather than as an asset. We adopted this standard for the first fiscal quarter of 2016 and applied it retrospectively to all periods presented. Accordingly, $9.1 and $11.6 of debt issuance costs are reflected as a reduction of long-term debt as of December 31, 2015 and 2014, respectively. These costs were previously recorded within other assets. Refer to Note 5, Debt and Other Financing for additional information.
Standards to be Implemented
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, issued as a new Topic, Accounting Standards Codification Topic 606. The core principle of the guidance is that a Company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In August 2015, the FASB issued ASU 2015-14, Deferral of the Effective Date, which resulted in the standard being effective beginning in 2018, with early adoption permitted in the beginning of 2017. This standard can be adopted either retrospectively or as a cumulative-effect adjustment as of the date of adoption. We are currently evaluating the effect that adopting this new accounting guidance will have on our consolidated financial statements.